Technology And Content Expenses	12 Months Ended
Dec. 31, 2020
Text Block [Abstract]
Technology And Content Expenses
8. TECHNOLOGY AND CONTENT EXPENSES

	2020	2019	2018
Employee-related cost	3,490	2,956	1,826
IT and telecommunication services	615	446	222
Share-based compensation expense	152	16	18
Other technology and content expenses	137	102	57

	4,394	3,520	2,123